Offerings - Offering: 1	Jun. 22, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 4,757,000.00
Amount of Registration Fee	$ 656.94
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $4,757,000. The fee of $646.9417 was previously paid - Accession No. 0001104659-26-075148.